Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Summary		Summary
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation
Fiscal	Table Total for	Actually Paid	Table Total for	Actually Paid	Table Total for	Actually Paid
Year	CEO 1 ($)	for CEO 1 ($)	CEO 2 ($)	for CEO 2 ($)	CEO 3 ($)	for CEO 3 ($)
	(a)	(b)	(a)	(b)	(a)	(b)
2024	7,017,746	6,901,041	1,185,508	1,185,508	7,792,025	(2,881,140)
2023	—	—	—	—	8,553,084	6,564,384
2022	—	—	—	—	10,497,190	4,327,581
2021	—	—	—	—	11,026,105	46,128,115

	Average	Average	Value of Initial Fixed $100 Investment
	Summary	Compensation				Company-
	Compensation	Actually	Based On:			Selected
Fiscal	Table Total for	Paid for		Peer Group	Net	Measure:
Year	Non-CEO NEOs ($)	Non-CEO NEOs ($)	TSR ($)	TSR ($)	Income ($)	Revenue ($)
	(c)	(d)	(e)	(f)	(g)	(h)
2024	4,531,848	6,534,991	220	281	612,143,000	4,274,000,000
2023	1,845,399	1,119,341	141	192	364,575,000	4,718,000,000
2022	2,672,034	848,535	175	201	644,513,000	5,549,000,000
2021	2,605,642	7,743,659	245	167	947,257,000	5,179,000,000

Company Selected Measure Name	revenue in constant currency basis
Named Executive Officers, Footnote	The amounts reported are the total compensation reported in the Summary Compensation Table for the applicable year:
•Fiscal year 2024: Johanna 'Hanneke' Faber (“CEO 1”) served as CEO from December 1, 2023 to March 31, 2024; Guy Gecht (“CEO 2”) served as Interim CEO from June 13, 2023 to December 1, 2023; and Bracken Darrell (“CEO 3”) served as CEO from April 1, 2023 to June 13, 2023.
•Fiscal years 2023, 2022, 2021: Bracken Darrell served as the CEO for the entirety of each fiscal year.
Amounts reported are the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal years for the non-CEO NEOs.
•For fiscal year 2024 the non-CEO NEOs were: Prakash Arunkundrum, Samantha Harnett, and Charles Boynton.
•For fiscal year 2023 the non-CEO NEOs were: Nate Olmstead, Prakash Arunkundrum, Samantha Harnett, and Charles Boynton.
•For each of fiscal years 2022 and 2021, the non-CEO NEOs were: Nate Olmstead, Prakash Arunkundrum, and Samantha Harnett.

Peer Group Issuers, Footnote	Logitech’s peer group TSR (“Relative TSR”) is calculated by assuming that a $100 investment was made in the Standard & Poor’s 500 Information & Technology Index, an independently prepared index that includes companies in the IT industry, on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote	Amounts reported are the Compensation Actually Paid, as computed in accordance with the PVP Rules, based on total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted under the PVP Rules as shown in the table below. For information on the calculation of Compensation Actually Paid for fiscal years 2023, 2022, and 2021, please see the “Pay versus Performance” disclosure in our 2023 definitive proxy statement which was filed with the SEC on July 25, 2023.

Fiscal year 2024
		CEO 1	CEO 2	CEO 3
	Summary Compensation Table - Total Compensation	$7,017,746	$1,185,508	$7,792,025
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,920,689)	$—	$(7,500,028)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$2,803,984	$—	$607,639
+	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$—	$—	$1,701,444
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—	$1,303,694
-	Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$(6,785,914)
=	Compensation Actually Paid	$6,901,041	$1,185,508	$(2,881,140)
	Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718.
Non-PEO NEO Average Total Compensation Amount	$ 4,531,848	$ 1,845,399	$ 2,672,034	$ 2,605,642
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,534,991	1,119,341	848,535	7,743,659
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported represent the Compensation Actually Paid to the non-CEO NEOs for the applicable fiscal years, based on the average amounts of total compensation reported in the Summary Compensation Table and adjusted under the PVP Rules as shown in the table below (based on the averages for each category). For information on the calculation of Compensation Actually Paid for fiscal years 2023, 2022, and 2021, please see the “pay versus performance” disclosure in our 2023 definitive proxy statement which was filed with the SEC on July 25, 2023.

Non-CEO NEO Average
	Fiscal year 2024
	Summary Compensation Table - Total Compensation	$4,531,848
-	Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,316,714)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$4,719,541
+	Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$812,987
+	Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
+	Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$55,689
-	Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(268,360)
=	Compensation Actually Paid	$6,534,991
Equity Award Valuations: Equity values are calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular List of Financial Performance Measures
Below is a list of financial performance measures that we believe are the most important financial performance measures that link Compensation Actually Paid to our Named Executive Officers for fiscal year 2024 to our performance.
•Revenue in constant currency
•Non-GAAP operating income
•Relative TSR in comparison to the Russell 3000
•Cash flow from operations
•Inventory turns
In addition to these financial metrics, the Company’s executive compensation program is impacted by our performance with respect to ESG metrics under the annual cash bonus program. Our ESG goals are included as an element of our annual cash bonus program because they collectively represent ESG criteria that are priorities for the Company. Please see the CD&A above for further information regarding these financial performance measures as well as the ESG goals used in our annual cash bonus program.

Total Shareholder Return Amount	$ 220	141	175	245
Peer Group Total Shareholder Return Amount	281	192	201	167
Net Income (Loss)	$ 612,143,000	$ 364,575,000	$ 644,513,000	$ 947,257,000
Company Selected Measure Amount	4,274,000,000	4,718,000,000	5,549,000,000	5,179,000,000
PEO Name		Bracken Darrell	Bracken Darrell	Bracken Darrell
Additional 402(v) Disclosure
In the below pay versus performance table, we provide information about compensation of our Named Executive Officers for each of the last four fiscal years (the “Covered Years”). Additionally, we provide information about the results for certain financial performance measures during the Covered Years. Although the PVP Rules require us to disclose Compensation Actually Paid, these amounts do not necessarily reflect compensation that our Named Executive Officers actually earned or were paid in the Covered Years. Instead, Compensation Actually Paid reflects a calculation computed in accordance with the PVP Rules, including adjusted values relating to the fair value of unvested and vested equity awards during the Covered Years based on either year-end or vesting date stock prices, and various accounting valuation assumptions. Compensation Actually Paid generally fluctuates due to stock price achievement and actual achievement of performance goals.
The PVP Rules require that we:
–show information about our cumulative TSR, the cumulative TSR of a peer group or index ("Peer Group TSR") (we have chosen to use Standard & Poor’s 500 Information & Technology Index), and our U.S. GAAP net income for the Covered Years; and
–designate one “company-selected measure” as the financial performance measure that is most important to link pay to performance in fiscal year 2024 (we have selected revenue in constant currency basis). As discussed in our CD&A, revenue in constant currency continues to be viewed as a core driver of our performance and stockholder value creation and, accordingly, was utilized as a component in both our bonus program and the fiscal year 2024 performance-based equity awards. Please refer to our CD&A above on how we calculate revenue in constant currency.
Logitech’s TSR is calculated by assuming that a $100 investment was made in our stock on the day prior to the first fiscal year reported above and that all dividends were reinvested until the last day of each reported Covered Year. The PVP Rules require the disclosure of our U.S. GAAP net income for each year. The dollar amounts reported reflect the amount of net income disclosed in the Company’s audited financial statements for the applicable year.
Relationship Between Pay and Performance
In addition to the tabular disclosure above, the PVP Rules require us to describe the relationship between Compensation Actually Paid and the performance measures shown in the pay versus performance table above.
Below are graphs showing the relationship of Compensation Actually Paid to our Named Executive Officers in fiscal years 2024, 2023, 2022, and 2021 to (1) our TSR and the Relative TSR, (2) our net income, and (3) our revenue in constant currency.
We believe the Compensation Actually Paid in each of the years reported above are primarily reflective of the annual changes in our stock price performance and the performance of our PSUs. For further information concerning the Company’s pay-for-performance philosophy and how we align executive compensation with our performance, as well as the details on the terms of our short-term incentive program and our performance-vesting equity awards refer to the CD&A above.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue in constant currency
Non-GAAP Measure Description	As discussed above, we believe that revenue in constant currency is the appropriate "Company-Selected Measure" as defined in the PVP Rules.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR in comparison to the Russell 3000
Measure:: 4
Pay vs Performance Disclosure
Name	Cash flow from operations
Measure:: 5
Pay vs Performance Disclosure
Name	Inventory turns
Hanneke Faber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,017,746	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 6,901,041	0	0	0
PEO Name	Johanna 'Hanneke' Faber
Guy Gecht [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,185,508	0	0	0
PEO Actually Paid Compensation Amount	$ 1,185,508	0	0	0
PEO Name	Guy Gecht
Bracken Darrell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,792,025	8,553,084	10,497,190	11,026,105
PEO Actually Paid Compensation Amount	$ (2,881,140)	$ 6,564,384	$ 4,327,581	$ 46,128,115
PEO Name	Bracken Darrell
PEO | Hanneke Faber [Member] | Grant Date Fair Value of Stock Awards And Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,920,689)
PEO | Hanneke Faber [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,803,984
PEO | Hanneke Faber [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hanneke Faber [Member] | Fair Value at Vesting of Stock Awards And Option Awards Granted That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hanneke Faber [Member] | Change in Fair Value of Stock Awards and Option Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hanneke Faber [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Guy Gecht [Member] | Grant Date Fair Value of Stock Awards And Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Guy Gecht [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Guy Gecht [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Guy Gecht [Member] | Fair Value at Vesting of Stock Awards And Option Awards Granted That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Guy Gecht [Member] | Change in Fair Value of Stock Awards and Option Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Guy Gecht [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bracken Darrell [Member] | Grant Date Fair Value of Stock Awards And Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,500,028)
PEO | Bracken Darrell [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	607,639
PEO | Bracken Darrell [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,701,444
PEO | Bracken Darrell [Member] | Fair Value at Vesting of Stock Awards And Option Awards Granted That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bracken Darrell [Member] | Change in Fair Value of Stock Awards and Option Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,303,694
PEO | Bracken Darrell [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,785,914)
Non-PEO NEO | Grant Date Fair Value of Stock Awards And Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,316,714)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,719,541
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	812,987
Non-PEO NEO | Fair Value at Vesting of Stock Awards And Option Awards Granted That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Stock Awards and Option Awards Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,689
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (268,360)